Other - Other General Expense, Net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Provisions for environmental matters - net	$ 135,904	$ 176,297	$ 15,443	$ 42,932
Loss (gain) on sale or disposition of assets		12,825	5,422	(30,564)
Total		$ 189,122	$ 20,865	$ 12,368